Document and Entity Information	Oct. 13, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001646972
Current Fiscal Year End Date	--02-26
Document Type	8-K
Document Period End Date	Oct. 13, 2022
Entity Registrant Name	Albertsons Companies, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39350
Entity Tax Identification Number	47-4376911
Entity Address, Address Line One	250 Parkcenter Blvd.
Entity Address, City or Town	Boise
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83706
City Area Code	(208)
Local Phone Number	395-6200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.01 par value
Trading Symbol	ACI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false